Accumulated Other Comprehensive Income (Loss)	3 Months Ended
Mar. 31, 2019
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss)
Changes in each component of AOCI, net of tax, are as follows for the three months ended March 31, 2019 and 2018:

	Currency Translation Adjustments	Hedging Activities Adjustments	Pension and Other Postretirement Benefit Liability Adjustments	Total
	(In thousands)
Balance January 1, 2019	$(10,650)	$(6,147)	$(2,831)	$(19,628)
Other comprehensive income (loss) before reclassifications	1,532	(3,767)	—	(2,235)
Income tax effects before reclassifications	(69)	1,462	—	1,393
Amounts reclassified from AOCI	—	—	—	—
Income tax effects on reclassifications	—	—	—	—
Currency translation AOCI	—	80	53	133
Balance March 31, 2019	$(9,187)	$(8,372)	$(2,778)	$(20,337)

	Currency Translation Adjustments	Hedging Activities Adjustments	Pension and Other Postretirement Benefit Liability Adjustments	Total
	(In thousands)
Balance January 1, 2018	$(554)	$(1,801)	$(2,965)	$(5,320)
Other comprehensive income (loss) before reclassifications	(6,045)	5,492	—	(553)
Income tax effects before reclassifications	10	(1,813)	—	(1,803)
Amounts reclassified from AOCI	—	—	—	—
Income tax effects on reclassifications	—	—	—	—
Currency translation AOCI	—	518	(648)	(130)
Balance March 31, 2018	$(6,589)	$2,396	$(3,613)	$(7,806)
For the three months ended March 31, 2019 and 2018 no amounts were reclassified out of AOCI and into the Condensed Consolidated Statement of Operations.